Shareholder Fees - FidelitySmallCapStockK6Fund-PRO	Jun. 29, 2023 USD ($)
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none